Other expenses (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Detailed Information About Other Expenses [Abstract]
Disclosure Of Detailed Information About Other Expense

	For the year ended
	31 March 2021	31 March 2020	31 March 2019
Legal and professional fees	790	686	898
Corporate social responsibilit y	82	73	53
Travelling and conveyance	148	163	151
Lease rent relating to short term leases	22	24	23
Director’s commission	15	9	15
Printing and stationery	3	2	2
Rates and taxes	235	191	158
Payment to auditors	63	51	72
Insurance	527	201	148
Operation and maintenance	3,935	3,488	2,667
Repair and maintenance	104	65	23
Loss on sale/damage of property plant and equipment	205	104	197
Bidding expenses	12	26	22
Advertising and sales promotion	30	22	8
Impairment of capital work in progress	39	—	—
Security charges	241	195	176
Communication costs	36	31	26
Impairment loss on assets of disposal group held for sale (refer note 39)	408	—	—
Impairment allowances for financial assets	416	82	61
Miscellaneous expenses	271	252	103

Total	7,582	5,665	4,804